COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - New Silicosis Claim [Member] - claims		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1		131	[1],[2]	105	[1],[2]	87
New claims		45		54		34
Settled and dismissed claims		(20)		(28)		(16)
Outstanding claims, December 31	[1],[2]	156		131		105

[1]	In 2019, representing 132 injured persons.
[2]	Not including the legal proceedings in Australia.